RELATED PARTY TRANSACTIONS (Details 6) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Short term benefits	$ 27,759	$ 35,762	$ 18,523
Post-employment benefits
Other long-term benefits			72
Severance indemnities	3,471	14,893
Total	$ 31,230	$ 50,655	$ 18,595